INCOME TAXES - Expense For Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal		$ 0
State and local		40
Current income tax expense		40
Deferred:
Federal		0
State and local		0
Deferred income tax expense		0
Income tax expense		40	$ 0	$ 0
Loss before income taxes after the Reverse Recapitalization	$ (7,093)	$ (30,639)	$ (24,663)	$ (22,439)
Effective income tax rate		(0.60%)